[CHAPMAN AND CUTLER LETTERHEAD]

March 5, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Innovator ETFs® Trust
(Registration Nos. 333-146827 and 811-22135)

Ladies and Gentlemen:

On behalf of the Innovator ETFs® Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for the below funds, each of which is a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act:

Innovator Premium Income 20 Barrier ETF™ – January	Innovator Premium Income 30 Barrier ETF™ – July
Innovator Premium Income 30 Barrier ETF™ – January	Innovator Premium Income 40 Barrier ETF™ – July
Innovator Premium Income 15 Buffer ETF™ – January	Innovator Premium Income 9 Buffer ETF™ – July
Innovator Premium Income 10 Barrier ETF™ – April	Innovator Premium Income 15 Buffer ETF™ – July
Innovator Premium Income 20 Barrier ETF™ – April	Innovator Premium Income 10 Barrier ETF™ – October
Innovator Premium Income 30 Barrier ETF™ – April	Innovator Premium Income 20 Barrier ETF™ – October
Innovator Premium Income 40 Barrier ETF™ – April	Innovator Premium Income 30 Barrier ETF™ – October
Innovator Premium Income 9 Buffer ETF™ – April	Innovator Premium Income 40 Barrier ETF™ – October
Innovator Premium Income 15 Buffer ETF™ – April	Innovator Premium Income 9 Buffer ETF™ – October
Innovator Premium Income 10 Barrier ETF™ – July	Innovator Premium Income 15 Buffer ETF™ – October
Innovator Premium Income 20 Barrier ETF™ – July

Post-Effective Amendment No. 1439 was filed electronically with the Securities and Exchange Commission on February 28, 2025.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L Draney